Shareholder Report	12 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Funds Trust
Entity Central Index Key	0001005942
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Mortgage Opportunities Fund
Class Name	Class A
Trading Symbol	PMORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$89	0.86%
[1]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class A shares of Putnam Mortgage Opportunities Fund returned 7.19%. The Fund compares its performance to the ICE  BofA U.S. Treasury Bill Index and the Bloomberg U.S. MBS Index, which returned 4.00% and 6.85%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) contributed during the period, particularly cash bond holdings. The outlook for commercial real estate (CRE) has improved, fundamentals have stabilized and supply and demand technicals remained positive.

↑
Non-agency residential mortgage-backed securities (RMBS) also contributed. Homeowner balance sheets remained well positioned, supported by locked in home price appreciation, lower household leverage, and strong underwriting standards.

↑
Prepayment strategies contributed as a whole, driven by tactical mortgage basis positioning as well exposure to interest-only (IO) securities which benefited as prepayment speeds remained below historical averages with many borrowers not having an incentive to refinance.

Top detractors from performance:
↓
Inverse IO securities detracted overall from performance, particularly higher coupon inverse IOs as the rate rally in 2025 increased the likelihood that newer collateral with higher rates would prepay.

Use of derivatives and the impact on performance:
The Fund utilized interest-rate swaps to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. In addition, commercial real estate derivatives were used to gain exposure to the CMBS sector and hedge credit and market risks. Futures were used for hedging Treasury term structure risk and for yield curve positioning. In aggregate, these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class A	7.19	6.11	4.86
Class A (with sales charge)	2.91	5.25	4.44
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA U.S. Treasury Bill Index	4.00	3.48	2.34
Bloomberg U.S. MBS Index	6.85	0.45	1.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 479,937,056
Holdings Count | $ / shares	419
Advisory Fees Paid, Amount	$ 1,876,082
Investment Company Portfolio Turnover	559.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$479,937,056
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	419
Total Management Fee Paid	$1,876,082
Portfolio Turnover Rate	559%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Neil Dhruv, Jatin Misra, PhD, CFA, and Michael V. Salm.
At a meeting on May 21, 2026, the Fund’s Board of Trustees (the “Board”) approved, and recommended that shareholders approve, the conversion of the Fund from a mutual fund into an exchange traded fund through the reorganization of the Fund with and into a newly-organized exchange traded fund (the “ETF”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”) approved by the Board, the proposed reorganization, if approved by shareholders of the Fund, will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. Completion of the proposed reorganization is subject to a number of conditions under the Plan, including shareholder approval. Fund shareholders will receive on or around September 3, 2026, a prospectus/proxy statement describing in detail: (i) information about voting on the proposed reorganization, (ii) details regarding the proposed reorganization and the ETF, and (iii) a summary of the Board’s considerations in approving the proposed reorganization. If shareholders of the Fund do not approve the proposed reorganization, the reorganization will not proceed. It is anticipated that the proposed reorganization, if approved by shareholders, would occur in or around the first quarter of 2027.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Mortgage Opportunities Fund
Class Name	Class C
Trading Symbol	PMOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$166	1.61%
[3]
Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class C shares of Putnam Mortgage Opportunities Fund returned 6.26%. The Fund compares its performance to the ICE  BofA U.S. Treasury Bill Index and the Bloomberg U.S. MBS Index, which returned 4.00% and 6.85%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) contributed during the period, particularly cash bond holdings. The outlook for commercial real estate (CRE) has improved, fundamentals have stabilized and supply and demand technicals remained positive.

↑
Non-agency residential mortgage-backed securities (RMBS) also contributed. Homeowner balance sheets remained well positioned, supported by locked in home price appreciation, lower household leverage, and strong underwriting standards.

↑
Prepayment strategies contributed as a whole, driven by tactical mortgage basis positioning as well exposure to interest-only (IO) securities which benefited as prepayment speeds remained below historical averages with many borrowers not having an incentive to refinance.

Top detractors from performance:
↓
Inverse IO securities detracted overall from performance, particularly higher coupon inverse IOs as the rate rally in 2025 increased the likelihood that newer collateral with higher rates would prepay.

Use of derivatives and the impact on performance:
The Fund utilized interest-rate swaps to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. In addition, commercial real estate derivatives were used to gain exposure to the CMBS sector and hedge credit and market risks. Futures were used for hedging Treasury term structure risk and for yield curve positioning. In aggregate, these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class C	6.26	5.32	4.25
Class C (with sales charge)	5.26	5.32	4.25
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA U.S. Treasury Bill Index	4.00	3.48	2.34
Bloomberg U.S. MBS Index	6.85	0.45	1.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 479,937,056
Holdings Count | $ / shares	419
Advisory Fees Paid, Amount	$ 1,876,082
Investment Company Portfolio Turnover	559.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$479,937,056
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	419
Total Management Fee Paid	$1,876,082
Portfolio Turnover Rate	559%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Neil Dhruv, Jatin Misra, PhD, CFA, and Michael V. Salm.
At a meeting on May 21, 2026, the Fund’s Board of Trustees (the “Board”) approved, and recommended that shareholders approve, the conversion of the Fund from a mutual fund into an exchange traded fund through the reorganization of the Fund with and into a newly-organized exchange traded fund (the “ETF”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”) approved by the Board, the proposed reorganization, if approved by shareholders of the Fund, will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. Completion of the proposed reorganization is subject to a number of conditions under the Plan, including shareholder approval. Fund shareholders will receive on or around September 3, 2026, a prospectus/proxy statement describing in detail: (i) information about voting on the proposed reorganization, (ii) details regarding the proposed reorganization and the ETF, and (iii) a summary of the Board’s considerations in approving the proposed reorganization. If shareholders of the Fund do not approve the proposed reorganization, the reorganization will not proceed. It is anticipated that the proposed reorganization, if approved by shareholders, would occur in or around the first quarter of 2027.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Putnam Mortgage Opportunities Fund
Class Name	Class I
Trading Symbol	PMOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$49	0.47%
[5]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class I shares of Putnam Mortgage Opportunities Fund returned 7.60%. The Fund compares its performance to the ICE  BofA U.S. Treasury Bill Index and the Bloomberg U.S. MBS Index, which returned 4.00% and 6.85%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) contributed during the period, particularly cash bond holdings. The outlook for commercial real estate (CRE) has improved, fundamentals have stabilized and supply and demand technicals remained positive.

↑
Non-agency residential mortgage-backed securities (RMBS) also contributed. Homeowner balance sheets remained well positioned, supported by locked in home price appreciation, lower household leverage, and strong underwriting standards.

↑
Prepayment strategies contributed as a whole, driven by tactical mortgage basis positioning as well exposure to interest-only (IO) securities which benefited as prepayment speeds remained below historical averages with many borrowers not having an incentive to refinance.

Top detractors from performance:
↓
Inverse IO securities detracted overall from performance, particularly higher coupon inverse IOs as the rate rally in 2025 increased the likelihood that newer collateral with higher rates would prepay.

Use of derivatives and the impact on performance:
The Fund utilized interest-rate swaps to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. In addition, commercial real estate derivatives were used to gain exposure to the CMBS sector and hedge credit and market risks. Futures were used for hedging Treasury term structure risk and for yield curve positioning. In aggregate, these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class I	7.60	6.49	5.26
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA U.S. Treasury Bill Index	4.00	3.48	2.34
Bloomberg U.S. MBS Index	6.85	0.45	1.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 479,937,056
Holdings Count | $ / shares	419
Advisory Fees Paid, Amount	$ 1,876,082
Investment Company Portfolio Turnover	559.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$479,937,056
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	419
Total Management Fee Paid	$1,876,082
Portfolio Turnover Rate	559%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Neil Dhruv, Jatin Misra, PhD, CFA, and Michael V. Salm.
At a meeting on May 21, 2026, the Fund’s Board of Trustees (the “Board”) approved, and recommended that shareholders approve, the conversion of the Fund from a mutual fund into an exchange traded fund through the reorganization of the Fund with and into a newly-organized exchange traded fund (the “ETF”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”) approved by the Board, the proposed reorganization, if approved by shareholders of the Fund, will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. Completion of the proposed reorganization is subject to a number of conditions under the Plan, including shareholder approval. Fund shareholders will receive on or around September 3, 2026, a prospectus/proxy statement describing in detail: (i) information about voting on the proposed reorganization, (ii) details regarding the proposed reorganization and the ETF, and (iii) a summary of the Board’s considerations in approving the proposed reorganization. If shareholders of the Fund do not approve the proposed reorganization, the reorganization will not proceed. It is anticipated that the proposed reorganization, if approved by shareholders, would occur in or around the first quarter of 2027.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Mortgage Opportunities Fund
Class Name	Class R6
Trading Symbol	PMOLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$52	0.50%
[7]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class R6 shares of Putnam Mortgage Opportunities Fund returned 7.55%. The Fund compares its performance to the ICE  BofA U.S. Treasury Bill Index and the Bloomberg U.S. MBS Index, which returned 4.00% and 6.85%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) contributed during the period, particularly cash bond holdings. The outlook for commercial real estate (CRE) has improved, fundamentals have stabilized and supply and demand technicals remained positive.

↑
Non-agency residential mortgage-backed securities (RMBS) also contributed. Homeowner balance sheets remained well positioned, supported by locked in home price appreciation, lower household leverage, and strong underwriting standards.

↑
Prepayment strategies contributed as a whole, driven by tactical mortgage basis positioning as well exposure to interest-only (IO) securities which benefited as prepayment speeds remained below historical averages with many borrowers not having an incentive to refinance.

Top detractors from performance:
↓
Inverse IO securities detracted overall from performance, particularly higher coupon inverse IOs as the rate rally in 2025 increased the likelihood that newer collateral with higher rates would prepay.

Use of derivatives and the impact on performance:
The Fund utilized interest-rate swaps to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. In addition, commercial real estate derivatives were used to gain exposure to the CMBS sector and hedge credit and market risks. Futures were used for hedging Treasury term structure risk and for yield curve positioning. In aggregate, these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class R6	7.55	6.47	5.23
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA U.S. Treasury Bill Index	4.00	3.48	2.34
Bloomberg U.S. MBS Index	6.85	0.45	1.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 479,937,056
Holdings Count | $ / shares	419
Advisory Fees Paid, Amount	$ 1,876,082
Investment Company Portfolio Turnover	559.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$479,937,056
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	419
Total Management Fee Paid	$1,876,082
Portfolio Turnover Rate	559%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Neil Dhruv, Jatin Misra, PhD, CFA, and Michael V. Salm.
At a meeting on May 21, 2026, the Fund’s Board of Trustees (the “Board”) approved, and recommended that shareholders approve, the conversion of the Fund from a mutual fund into an exchange traded fund through the reorganization of the Fund with and into a newly-organized exchange traded fund (the “ETF”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”) approved by the Board, the proposed reorganization, if approved by shareholders of the Fund, will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. Completion of the proposed reorganization is subject to a number of conditions under the Plan, including shareholder approval. Fund shareholders will receive on or around September 3, 2026, a prospectus/proxy statement describing in detail: (i) information about voting on the proposed reorganization, (ii) details regarding the proposed reorganization and the ETF, and (iii) a summary of the Board’s considerations in approving the proposed reorganization. If shareholders of the Fund do not approve the proposed reorganization, the reorganization will not proceed. It is anticipated that the proposed reorganization, if approved by shareholders, would occur in or around the first quarter of 2027.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Mortgage Opportunities Fund
Class Name	Class Y
Trading Symbol	PMOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$63	0.61%
[9]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class Y shares of Putnam Mortgage Opportunities Fund returned 7.34%. The Fund compares its performance to the ICE  BofA U.S. Treasury Bill Index and the Bloomberg U.S. MBS Index, which returned 4.00% and 6.85%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) contributed during the period, particularly cash bond holdings. The outlook for commercial real estate (CRE) has improved, fundamentals have stabilized and supply and demand technicals remained positive.

↑
Non-agency residential mortgage-backed securities (RMBS) also contributed. Homeowner balance sheets remained well positioned, supported by locked in home price appreciation, lower household leverage, and strong underwriting standards.

↑
Prepayment strategies contributed as a whole, driven by tactical mortgage basis positioning as well exposure to interest-only (IO) securities which benefited as prepayment speeds remained below historical averages with many borrowers not having an incentive to refinance.

Top detractors from performance:
↓
Inverse IO securities detracted overall from performance, particularly higher coupon inverse IOs as the rate rally in 2025 increased the likelihood that newer collateral with higher rates would prepay.

Use of derivatives and the impact on performance:
The Fund utilized interest-rate swaps to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. In addition, commercial real estate derivatives were used to gain exposure to the CMBS sector and hedge credit and market risks. Futures were used for hedging Treasury term structure risk and for yield curve positioning. In aggregate, these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class Y	7.34	6.36	5.13
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA U.S. Treasury Bill Index	4.00	3.48	2.34
Bloomberg U.S. MBS Index	6.85	0.45	1.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 479,937,056
Holdings Count | $ / shares	419
Advisory Fees Paid, Amount	$ 1,876,082
Investment Company Portfolio Turnover	559.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$479,937,056
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	419
Total Management Fee Paid	$1,876,082
Portfolio Turnover Rate	559%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Neil Dhruv, Jatin Misra, PhD, CFA, and Michael V. Salm.
At a meeting on May 21, 2026, the Fund’s Board of Trustees (the “Board”) approved, and recommended that shareholders approve, the conversion of the Fund from a mutual fund into an exchange traded fund through the reorganization of the Fund with and into a newly-organized exchange traded fund (the “ETF”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”) approved by the Board, the proposed reorganization, if approved by shareholders of the Fund, will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. Completion of the proposed reorganization is subject to a number of conditions under the Plan, including shareholder approval. Fund shareholders will receive on or around September 3, 2026, a prospectus/proxy statement describing in detail: (i) information about voting on the proposed reorganization, (ii) details regarding the proposed reorganization and the ETF, and (iii) a summary of the Board’s considerations in approving the proposed reorganization. If shareholders of the Fund do not approve the proposed reorganization, the reorganization will not proceed. It is anticipated that the proposed reorganization, if approved by shareholders, would occur in or around the first quarter of 2027.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.